Notes payable: (Tables)	12 Months Ended
Jun. 30, 2014
Notes Payable
Schedule of principal amount outstanding

as of June 30,
Principal Amount Outstanding	2014
Total long-term debt (including current portion)
Senior notes (net of discounts)	$43,090,338
WFEC	24,880,936

Less current portion	(67,971,274)

Total long-term debt	$—

Maturities of Debt

Fiscal 2015	$67,971,274
Fiscal 2016 and thereafter	—